UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01835

Pioneer Series Trust XI
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Core
Equity Fund

NQ | March 31, 2018

Ticker Symbols: Class A PIOTX Class C PCOTX Class Y PVFYX

Shares		Value
	UNAFFILIATED ISSUERS - 100.6%
	COMMON STOCKS - 96.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.2%
	Auto Parts & Equipment - 1.2%
231,265	Aptiv Plc	$19,650,587
	Total Automobiles & Components	$19,650,587
	BANKS - 7.8%
	Diversified Banks - 7.8%
1,899,125	Bank of America Corp.	$56,954,759
423,248	Citigroup, Inc.	28,569,240
430,569	JPMorgan Chase & Co.	47,349,673
	Total Banks	$132,873,672
	CAPITAL GOODS - 4.8%
	Building Products - 1.6%
675,543	Masco Corp.	$27,318,959
	Industrial Conglomerates - 1.0%
154,052	Carlisle Cos., Inc.	$16,084,569
	Trading Companies & Distributors - 2.2%
218,863(a)	United Rentals, Inc.	$37,804,206
	Total Capital Goods	$81,207,734
	CONSUMER DURABLES & APPAREL - 2.7%
	Apparel, Accessories & Luxury Goods - 1.2%
395,725	Tapestry, Inc.	$20,819,092
	Footwear - 1.5%
374,064	NIKE, Inc., Class B	$24,852,812
	Total Consumer Durables & Apparel	$45,671,904
	CONSUMER SERVICES - 2.8%
	Restaurants - 2.8%
28,555(a)	Chipotle Mexican Grill, Inc., Class A	$9,226,406
458,054	Yum! Brands, Inc.	38,994,137
	Total Consumer Services	$48,220,543
	DIVERSIFIED FINANCIALS - 5.7%
	Asset Management & Custody Banks - 1.0%
95,596	Affiliated Managers Group, Inc.	$18,123,089
	Consumer Finance - 3.5%
471,966	Discover Financial Services	$33,948,514
767,714	Synchrony Financial	25,741,451
		$59,689,965
	Specialized Finance - 1.2%
276,711	Intercontinental Exchange, Inc.	$20,067,082
	Total Diversified Financials	$97,880,136
	ENERGY - 6.8%
	Integrated Oil & Gas - 2.8%
842,645	TOTAL SA (A.D.R.)	$48,612,190
	Oil & Gas Equipment & Services - 1.2%
431,309	Halliburton Co.	$20,245,645
	Oil & Gas Exploration & Production - 2.8%
451,293	EOG Resources, Inc.	$47,507,614
	Total Energy	$116,365,449
	HEALTH CARE EQUIPMENT & SERVICES - 6.1%
	Health Care Equipment - 1.0%
440,803(a)	Hologic, Inc.	$16,468,400
	Health Care Services - 1.5%
158,321(a)	Laboratory Corp. of America Holdings	$25,608,422
	Health Care Supplies - 1.0%
78,223	Cooper Cos., Inc.	$17,898,204
	Managed Health Care - 2.6%
179,322(a)	Centene Corp.	$19,164,142
92,724	Humana, Inc.	24,926,993
		$44,091,135
	Total Health Care Equipment & Services	$104,066,161
	INSURANCE - 2.4%
	Insurance Brokers - 1.2%
250,784	Marsh & McLennan Cos., Inc.	$20,712,251
	Multi-line Insurance - 1.2%
385,222	Hartford Financial Services Group, Inc.	$19,846,637
	Total Insurance	$40,558,888
	MATERIALS - 5.1%
	Paper Packaging - 1.0%
386,746	Sealed Air Corp.	$16,548,862

Shares		Value
	Specialty Chemicals - 4.1%
260,546	Ecolab, Inc.	$35,713,040
78,516	HB Fuller Co.	3,904,601
78,161	Sherwin-Williams Co.	30,648,491
		$70,266,132
	Total Materials	$86,814,994
	MEDIA - 3.8%
	Advertising - 0.9%
217,453	Omnicom Group, Inc.	$15,802,310
	Cable & Satellite - 1.6%
779,731	Comcast Corp., Class A	$26,643,408
	Movies & Entertainment - 1.3%
241,407	Time Warner, Inc.	$22,832,274
	Total Media	$65,277,992
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
	Biotechnology - 3.7%
75,654(a)	Alexion Pharmaceuticals, Inc.	$8,432,395
515,038	Gilead Sciences, Inc.	38,828,715
99,488(a)	Vertex Pharmaceuticals, Inc.	16,214,554
	Total Pharmaceuticals, Biotechnology & Life Sciences	$63,475,664
	RETAILING - 9.5%
	Apparel Retail - 1.3%
273,207	TJX Cos., Inc.	$22,282,763
	Automotive Retail - 1.3%
86,545(a)	O'Reilly Automotive, Inc.	$21,409,502
	General Merchandise Stores - 2.4%
441,217	Dollar General Corp.	$41,275,850
	Home Improvement Retail - 1.8%
175,700	Home Depot, Inc.	$31,316,768
	Internet & Direct Marketing Retail - 2.7%
22,002(a)	Booking Holdings, Inc.	$45,772,741
	Total Retailing	$162,057,624
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
	Semiconductors - 4.7%
66,635	Broadcom, Ltd.	$15,702,537
816,006(a)	Micron Technology, Inc.	42,546,553
486,001	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	21,267,404
	Total Semiconductors & Semiconductor Equipment	$79,516,494
	SOFTWARE & SERVICES - 18.1%
	Data Processing & Outsourced Services - 2.0%
290,166	Visa, Inc., Class A	$34,709,657
	Home Entertainment Software - 1.2%
161,141(a)	Electronic Arts, Inc.	$19,536,735
	Internet Software & Services - 5.3%
59,781(a)	Alphabet, Inc., Class A	$62,001,266
7,041(a)	Alphabet, Inc., Class C	7,264,833
516,020(a)	eBay, Inc.	20,764,645
		$90,030,744
	IT Consulting & Other Services - 2.9%
254,951	Amdocs, Ltd.	$17,010,331
411,416	Cognizant Technology Solutions Corp., Class A	33,118,988
		$50,129,319
	Systems Software - 6.7%
938,166	Microsoft Corp.	$85,626,411
602,797	Oracle Corp.	27,577,963
		$113,204,374
	Total Software & Services	$307,610,829
	TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
	Communications Equipment - 0.2%
90,007(a)	Acacia Communications, Inc.	$3,461,669
	Computer Storage & Peripherals - 4.9%
500,643	Apple, Inc.	$83,997,883
	Technology Distributors - 1.5%
349,527	CDW Corp.	$24,575,243
	Total Technology Hardware & Equipment	$112,034,795
	TELECOMMUNICATION SERVICES - 0.8%
	Integrated Telecommunication Services - 0.8%
828,076	CenturyLink, Inc.	$13,605,289
	Total Telecommunication Services	$13,605,289
	TRANSPORTATION - 2.3%
	Railroads - 1.1%
167,445	Kansas City Southern	$18,393,833
Shares		Value
	Trucking - 1.2%
174,892	JB Hunt Transport Services, Inc.	$20,488,598
	Total Transportation	$38,882,431
	UTILITIES - 1.2%
	Electric Utilities - 1.2%
294,902	American Electric Power Co., Inc.	$20,227,328
	Total Utilities	$20,227,328
	TOTAL COMMON STOCKS
	(Cost $1,354,436,221)	$1,635,998,514
Principal Amount USD ($)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5% of Net Assets
13,370,000(b)	U.S. Treasury Bills, 4/12/18	$13,363,924
16,960,000(b)	U.S. Treasury Bills, 4/19/18	16,946,916
12,600,000(b)	U.S. Treasury Bills, 4/26/18	12,586,602
		$42,897,442
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $42,895,152)	$42,897,442
	TEMPORARY CASH INVESTMENTS – 2.0% of Net Assets
	COMMERCIAL PAPERS - 1.3%
4,205,000	Amphenol Corp., 2.201%, 4/2/18	$4,204,064
4,205,000	Duke Energy Corp., 2.201%, 4/2/18	4,204,063
4,205,000	Federation des Caisses Desjardins du Quebec, 1.64%, 4/2/18	4,204,189
4,205,000	Prudential Funding LLC, 1.65%, 4/2/18	4,204,194
4,205,000	Societe General SA, 1.62%, 4/2/18	4,204,235
		$21,020,745
	REPURCHASE AGREEMENTS - 0.7%
4,200,000	$4,200,000 ScotiaBank, 1.76%, dated 3/29/18 plus accrued interest on 4/2/18 collateralized by the following: $4,284,210 Federal National Mortgage Association, 3.5% - 4.5%, 7/1/46 - 1/1/48.	$4,200,000
4,200,000	$4,200,000 TD Securities USA LLC, 1.76%, dated 3/29/18 plus accrued interest on 4/2/18 collateralized by the following: $4,284,000 Federal National Mortgage Association, 4.5%, 3/1/48.	4,200,000
4,200,000	$4,200,000 TD Securities USA LLC, 1.78%, dated 3/29/18 plus accrued interest on 4/2/18 collateralized by the following: $4,284,000 Federal National Mortgage Association, 4.5%, 3/1/48.	4,200,000
		$12,600,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $33,623,913)	$33,620,745
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.6%
	(Cost $1,430,955,286)	$1,712,516,701
	OTHER ASSETS AND LIABILITIES - (0.6)%	$(10,080,916)
	NET ASSETS - 100.0%	$1,702,435,785

(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,635,998,514	$–	$–	$1,635,998,514
U.S. Government and Agency Obligations	–	42,897,442	–	42,897,442
Commercial Papers	–	21,020,745	–	21,020,745
Repurchase Agreements	–	12,600,000	–	12,600,000
Total Investments in Securities	$1,635,998,514	$76,518,187	$–	$1,712,516,701

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XI

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.